Asset Retirement Obligations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Asset Retirement Obligations [Line Items]
Balance, beginning of year	$ 45,553,000		$ 40,838,000
Additions and changes in estimates	75,898,000		4,026,000
Unrealized foreign exchange	464,000		(5,000)
Accretion expense	4,997,000		694,000
Balance, end of year	126,912,000		45,553,000
Oyu Tolgoi LLC [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	14,933,000		5,618,000
Additions and changes in estimates	74,871,000		8,901,000
Accretion expense	2,218,000		414,000
Balance, end of year	92,022,000		14,933,000
Ivanhoe Australia Limited [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	24,842,000	[1]	32,585,000	[1]
Additions and changes in estimates	2,646,000	[1]	(7,738,000)	[1]
Unrealized foreign exchange	464,000	[1]	(5,000)	[1]
Accretion expense	2,262,000	[1],[2]
Balance, end of year	30,214,000	[1]	24,842,000	[1]
Other assets held in restricted deposits	24,100,000		23,800,000
SouthGobi [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	5,778,000		2,635,000
Additions and changes in estimates	(1,619,000)		2,863,000
Accretion expense	517,000		280,000
Balance, end of year	$ 4,676,000		$ 5,778,000

[1]	As at December 31, 2012, other assets included $24.1 million (December 31, 2011 - $23.8 million) held in restricted deposits that are legally restricted for the purpose of settling Ivanhoe Australia's asset retirement obligations.
[2]	During the year ended December 31, 2012, all of Ivanhoe Australia's revenue arose from sales in Australia to five customers.